UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2005
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      900 North Michigan Avenue, Suite 1100
                 --------------------------------------
                 Chicago, Illinois  60611
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 506-6500
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     02/10/06
   ------------------------    -------------------------   -------------
         [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         39
                                        --------------------

Form 13F Information Table Value Total:       195,897
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
    1             28-6770                    BVF Partners L.P.
   ----       --------------------           --------------------

                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)
                                                 Name of Reporting Manager: BVF Inc.

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2    Column 3   Column 4        Column 5          Column 6     Column 7         Column 8

----------------------------------------------------------------------------------------------------------------------------------
     NAME OF ISSUER         TITLE OF     CUSIP      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
                             CLASS                 (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS        COM       004225108    9,292    943,375   SH            Defined       1                943,375
INC.
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MAGNETICS, INC.      COM       00753P103   14,128  1,275,133   SH            Defined       1              1,275,133
----------------------------------------------------------------------------------------------------------------------------------
AMARIN CORPORATION PLC        COM       023111107    3,564  2,970,297   SH            Defined       1              2,970,297
----------------------------------------------------------------------------------------------------------------------------------
ARADIGM CORPORATION           COM       038505301    7,300  2,000,000   SH            Defined       1              2,000,000
----------------------------------------------------------------------------------------------------------------------------------
ARQULE, INC.                  COM       04269E107    5,930    969,003   SH            Defined       1                969,003
----------------------------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC.          COM       04269X105    2,459    350,827   SH            Defined       1                350,827
----------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS, INC.            COM       047439104    4,058    202,775   SH            Defined       1                202,775
----------------------------------------------------------------------------------------------------------------------------------
AVANT                         COM       053491106    7,618  4,051,878   SH            Defined       1              4,051,878
IMMUNOTHERAPEUTICS, INC.
----------------------------------------------------------------------------------------------------------------------------------
AVIGEN, INC.                  COM       053690103    2,326    767,737   SH            Defined       1                767,737
----------------------------------------------------------------------------------------------------------------------------------
CORCEPT THERAPEUTICS          COM       218352102    1,725    472,500   SH            Defined       1                472,500
INCORPORATED
----------------------------------------------------------------------------------------------------------------------------------
CORGENTECH INC.               COM       21872P501      853     82,948   SH            Defined       1                 82,948
----------------------------------------------------------------------------------------------------------------------------------
COMBINATORX, INC.             COM       20010A103    7,971    974,449   SH            Defined       1                974,449
----------------------------------------------------------------------------------------------------------------------------------
DOV PHARMACEUTICAL, INC.      COM       259858108      595     40,500   SH            Defined       1                 40,500
----------------------------------------------------------------------------------------------------------------------------------
DYNAVAX TECHNOLOGIES          COM       268158102    2,742    651,400   SH            Defined       1                651,400
CORPORATION
----------------------------------------------------------------------------------------------------------------------------------
FLAMEL TECHNLOGIES S.A.       ADR       338488109   35,531  1,881,942   SH            Defined       1              1,881,942
----------------------------------------------------------------------------------------------------------------------------------
GENAERA CORPORATION           COM       36867G100      238    158,461   SH            Defined       1                158,461
----------------------------------------------------------------------------------------------------------------------------------
GENELABS TECHNOLOGIES,        COM NEW   368706206    3,007  1,625,152   SH            Defined       1              1,625,152
INC.
----------------------------------------------------------------------------------------------------------------------------------
GTX, INC.                     COM       40052B108    4,204    556,033   SH            Defined       1                556,033
----------------------------------------------------------------------------------------------------------------------------------
IDM PHARMA, INC.              COM       449394105       35     13,527   SH            Defined       1                 13,527
----------------------------------------------------------------------------------------------------------------------------------
INSMED INCORPORATED           COM       457669208       80     40,807   SH            Defined       1                 40,807
----------------------------------------------------------------------------------------------------------------------------------
KOSAN BIOSCIENCES             COM       50064W107    2,007    451,942   SH            Defined       1                451,942
INCORPORATED
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
LEXICON GENETICS              COM       528872104      181     49,628   SH            Defined       1                 49,628
INCORPORATED
----------------------------------------------------------------------------------------------------------------------------------
MEMORY PHARMACEUTICALS        COM       58606R403    2,750  1,206,133   SH            Defined       1              1,206,133
CORP.
----------------------------------------------------------------------------------------------------------------------------------
METABASIS THERAPEUTICS,       COM       59101M105    3,408    426,000   SH            Defined       1                426,000
INC.
----------------------------------------------------------------------------------------------------------------------------------
NEUROBIOLOGICAL               COM       64124W106    9,141  2,546,315   SH            Defined       1              2,546,315
TECHNOLOGIES, INC.
----------------------------------------------------------------------------------------------------------------------------------
PALATIN TECHNOLOGIES,         COM NEW   696077304      134     41,077   SH            Defined       1                 41,077
INC.
----------------------------------------------------------------------------------------------------------------------------------
PHARMACOPEIA DRUG             COM       7171EP101    4,210  1,182,500   SH            Defined       1              1,182,500
DISCOVERY, INC.
----------------------------------------------------------------------------------------------------------------------------------
QLT INC.                      COM       746927102    5,597    880,000   SH            Defined       1                880,000
----------------------------------------------------------------------------------------------------------------------------------
REPLIGEN CORPORATION          COM       759916109    6,117  1,529,275   SH            Defined       1              1,529,275
----------------------------------------------------------------------------------------------------------------------------------
RIGEL PHARMACEUTICALS,        COM NEW   766559603    2,895    346,300   SH            Defined       1                346,300
INC.
----------------------------------------------------------------------------------------------------------------------------------
THERAVANCE, INC.              COM       88338T104    1,133     50,319   SH            Defined       1                 50,319
----------------------------------------------------------------------------------------------------------------------------------
VALENTIS, INC.                COM NEW   91913E302       21     10,000   SH            Defined       1                 10,000
----------------------------------------------------------------------------------------------------------------------------------
ZONAGEN, INC.                 COM       98975L108    2,978    582,743   SH            Defined       1                582,743
----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC JAN 06 40 PUT       PUT       031162100    7,886    100,000         Put     Defined       1                100,000
----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC JAN 06 55 PUT       PUT       031162100    7,886    100,000         Put     Defined       1                100,000
----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC JAN 06 60 PUT       PUT       031162100   15,772    200,000         Put     Defined       1                200,000
----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC JAN 07 40 PUT       PUT       031162100    1,766     22,400         Put     Defined       1                 22,400
----------------------------------------------------------------------------------------------------------------------------------
CHIRON CORPORATION JAN        COM       170040109      489     11,000         Put     Defined       1                 11,000
06 35 PUT
----------------------------------------------------------------------------------------------------------------------------------
CHIRON CORPORATION JAN        COM       170040109    7,870    177,100         Put     Defined       1                177,100
06 37.5 PUT
----------------------------------------------------------------------------------------------------------------------------------